RELATED PARTY AND PARTIES IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTIES IN INTEREST TRANSACTIONS	RELATED PARTY AND PARTIES IN INTEREST TRANSACTIONS
Certain investments are held in shares of mutual funds and units of common collective trust funds issued by affiliates of Fidelity. Fidelity is the trustee as defined by the Plan, therefore, these are party in interest transactions.
Additionally, as of December 31, 2025 and 2024, respectively, the Plan held 0.3 million and 0.5 million shares of Fortive common stock within the Fortive Corporation Stock Fund. During the year ended December 31, 2025, the Fortive Corporation Stock Fund purchased $17.2 million and sold $34.5 million in Company stock and received $0.1 million of dividends related to shares of Fortive common stock.